Earnings per share - Summary of earnings per share (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Earnings per share [abstract]
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (8,421,960)	$ (12,467,466)	$ (10,270,000)
Loss after income tax attributable to the owners of Kazia Therapeutics Limited	$ (8,422,000)	$ (12,467,000)	$ (10,270,000)
Weighted average number of ordinary shares used in calculating basic earnings per share	117,674,543	73,053,514	57,503,555
Weighted average number of ordinary shares used in calculating diluted earnings per share	117,674,543	73,053,514	57,503,555
Basic earnings per share	$ (7.16)	$ (17.07)	$ (17.86)
Diluted earnings per share	$ (7.16)	$ (17.07)	$ (17.86)